Warrants (Details) $ / shares in Units, $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 26, 2022 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2023 USD ($) business_day d $ / shares shares	Apr. 30, 2022 shares
Derivative [Line Items]
Warrants and rights outstanding, term			5 years
Multiplier used in calculating warrant exercise price			0.361
Number of trading days on which fair market value of shares is reported | business_day			10
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial merger			30 days
Proceeds from Warrant exercises | $	$ 0	$ 5,027	$ 0
Warrant outstanding (in shares) | shares		16,800,000	16,800,000
Private Warrants | Class A common stock
Derivative [Line Items]
Warrants exercised (in shares) | shares				3,500
Public Warrants
Derivative [Line Items]
Warrants exercised (in shares) | shares		400,000
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Derivative [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)			$ 18.00
Redemption price per public warrant (in dollars per share)			$ 0.01
Minimum threshold written notice period for redemption of public warrants			30 days
Threshold trading days for redemption of public warrants | business_day			20
Threshold consecutive trading days for redemption of public warrants | d			30
Redemption period			30 days
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00
Derivative [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)			$ 10.00
Redemption price per public warrant (in dollars per share)			$ 0.10
Minimum threshold written notice period for redemption of public warrants			30 days